--------------------------------------------------------------------------------
                                   MORGAN STANLEY
                                  INDIA INVESTMENT
                                     FUND, INC.
--------------------------------------------------------------------------------






                                THIRD QUARTER REPORT
                                 SEPTEMBER 30, 1998
                        MORGAN STANLEY ASSET MANAGEMENT INC.
                                 INVESTMENT ADVISER






                                   MORGAN STANLEY
                            INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard La Hausse de Louviere
DIRECTOR

Gerard E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Fergus Reid
DIRECTOR

Samuel T. Reeves
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Valerie Y. Lewis
SECRETARY

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1998, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 5.66% compared to -19.69% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index ("the Index"). For the one year ended September 30, 1998, and for the period since the Fund's commencement of operations on February 25, 1994 through September 30, 1998, the Fund's total return, based on net asset value per share, was -12.31% and -32.83%, respectively, compared to -30.57% and -49.59%, respectively, for the Index. On September 30, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $6 11/16, representing a 28.3% discount to the Fund's net asset value per share.

The market was in a trading zone for the quarter ended September 30, 1998, and our view on the market remains defensive.

On the positive side, the Indian economy is still growing and is expected to register gross domestic product growth in excess of 5%, one of the highest in the world. The Indian rupee also seems relatively stable and the government was able to raise U.S. $4.2 billion through the Resurgent India Bond Scheme. Selective sectors of the economy such as software, pharmaceuticals and consumer goods continue to perform well, with companies in these sectors posting double digit earnings growth.

On the negative side, there seems to be a clear lack of momentum on the reform front, with no clear policy movement. The intentions of the government are not in doubt, but there seem to be delays in implementation. Also with South East Asia seeming to have bottomed out, the safe haven argument used by investors to put money into India is now also losing its validity. The business transacted in the next session of Parliament is critical in order to see which pieces of legislation actually get passed, and become law.

Passage of certain bills like Urban Land Ceiling Act (ULCRA) into law will change the current perception of poor policy implementation dogging this government. Progress on the disinvestment of government's equity stake in public sector firms could also boost market sentiment.

The Fund remains nearly fully invested and in keeping with our defensive view of the markets, we are increasing the concentration of the Fund in defensive sectors like pharmaceuticals and consumer goods.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. From that date through September 30, 1998, the Fund repurchased 671,100 shares of its Common Stock at an average price per share of $6.21 and an average discount of 28.29% from the net asset value per share. The Fund will continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors. We will update you on the progress of the repurchase program in future shareholder reports.

The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1998

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION
                                                 TOTAL RETURN (%)
                              ------------------------------------------------------------------------
                                  MARKET VALUE(1)         NET ASSET VALUE(2)           INDEX(3)
                              ----------------------   ----------------------   ----------------------
                                             AVERAGE                  AVERAGE                  AVERAGE
                              CUMULATIVE      ANNUAL   CUMULATIVE      ANNUAL   CUMULATIVE      ANNUAL
                              ----------     -------   ----------     -------   ----------     -------
     Fiscal Year to Date        -20.15%         --        5.66%         --        -19.69%         --
     One Year                   -40.88        -40.88%   -12.31       -12.31%      -30.57       -30.57%
     Since Inception*           -51.85        -14.70    -32.83        -8.29       -49.59       -13.85

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                   [GRAPH]

                                        YEAR ENDED DECEMBER 31,             NINE MONTHS
                                                                              ENDED
                                                                           SEPTEMBER 30,
                                    1994*     1995      1996      1997         1998
                                   -------   -------   -------   ------    -------------
Net Asset Value Per Share. . .     $ 13.99   $  8.91   $  8.81   $ 8.83      $  9.33
Market Value Per Share . . . .     $ 11.25   $  9.13   $  9.50   $ 8.38      $  6.69
Premium/(Discount) . . . . . .       -19.6%      2.5%      7.8%  -  5.1%       -28.3%
Capital Gains Distributions. .     $  0.17        --        --       --           --
Fund Total Return (2). . . . .        0.72%   -36.31%    -1.12%    0.23%        5.66%
Index Total Return (3) . . . .       -7.88%   -31.53%    -6.49%    6.43%      -19.69%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras.
  *  The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

Equity Securities                (99.1%)
Short-Term Investments            (0.8%)
Fixed Income Securities           (0.1%)

--------------------------------------------------------------------------------
SECTORS
                                       [CHART]

Other                                   (17.4%)
Transportation - Road & Rail             (5.6%)
Multi-Industry                           (3.5%)
Health & Personal Care                  (10.1%)
Financial Services                       (4.4%)
Energy Equipment & Services             (14.2%)
Automobiles                             (15.2%)
Beverages & Tobacco                      (3.7%)
Broadcasting & Publishing                (7.8%)
Chemicals                                (5.1%)
Electronic Components & Instruments     (13.0%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                         PERCENT OF
                                                         NET ASSETS
                                                         ----------
   1.  Bharat Heavy Electricals Ltd.                        13.7%
   2.  Infosys Technology Ltd.                              11.8
   3.  Zee Telefilms Ltd.                                    7.2
   4.  Container Corp. of India Ltd.                         5.6
   5.  Hero Honda Ltd.                                       4.2
   6.  Housing Development Finance Corp., Ltd.               4.1
   7.  ITC Ltd.                                              3.7
   8.  Punjab Tractors Ltd.                                  3.3
   9.  Novartis India Ltd.                                   3.2
  10.  Agrevo India Ltd.                                     2.4
                                                            ----
                                                            59.2%
                                                            ----
                                                            ----

FINANCIAL STATEMENTS
------------
STATEMENT OF NET ASSETS (UNAUDITED)
------------
SEPTEMBER 30, 1998

                                                                        VALUE
                                                      SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (2.3%)
  Bharat Pipes & Fittings Ltd.                            50     U.S.$      --
  Blow Plast Ltd.                                    434,600               259
  Phillips India Ltd.                                799,550             3,055
  Supreme Industries Ltd.                            832,900             4,091
                                                                 -------------
                                                                         7,405
                                                                 -------------
------------------------------------------------------------------------------
AUTOMOBILES (15.2%)
  Apollo Tyres Ltd.                                   12,400                20
  Autolite Ltd.                                          300                -- @
  Bajaj Tempo Ltd.                                     3,750                12
  Bajaj Tempo Ltd. (Rights)                              851                 1
  Castrol (India) Ltd.                                 1,684                24
  Ceat Ltd.                                            6,445                 3
  Denso India Ltd.                                   737,100               572
  Elgi Tyres & Tread Ltd.                            273,400             1,724
  Engine Valves Ltd.                                 195,700               623
  Hero Honda Ltd.                                    902,128            13,586
  LML Ltd.                                               144                -- @
  Lumax Industries Ltd.                              441,200               435
  Motherson Sumi Systems Ltd.                        335,857               211
  Motor Industries Co., Ltd.                          39,942             3,235
  MRF Ltd.                                           109,280             4,126
  Patheja Bros Forgings & Stamp Ltd.                 450,000               159
  Premier Instruments Ltd.                           245,987               371
  Punjab Tractors Ltd.                               560,670            10,796
  Rane Brakes & Lining Ltd.                            7,200                18
  Rane Madras Ltd.                                   213,100               301
  S.K.F. Bearings Ltd.                                55,256               845
  Subros Auto Ltd.                                   159,395               196
  Sundaram Brake Linings Ltd.                          2,850                 5
  Sundaram Fasteners Ltd.                            404,550             3,108
  Tata Engineering & Locomotive Ltd.                 526,723             1,713
  TVS Suzuki Ltd.                                    596,350             7,709
  VST Tillers & Tractors Ltd.                        173,000               110
                                                                 -------------
                                                                        49,903
                                                                 -------------
------------------------------------------------------------------------------
BANKING (3.0%)
  HDFC Bank Ltd.                                   1,558,700             2,377
  State Bank of India Ltd.                         1,548,920             7,308
                                                                 -------------
                                                                         9,685
                                                                 -------------
------------------------------------------------------------------------------
BEVERAGES & TOBACCO (3.7%)
  ITC Ltd.                                           740,141            12,058
  McDowell & Co., Ltd.                                   100                -- @
                                                                  ------------
                                                                        12,058
                                                                  ------------
------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (7.8%)
  Navneet Publications Ltd.                          233,100               445
  New Delhi Television Ltd.                          333,300               377
  Tata Donnelley Ltd.                                293,250             1,106
  Zee Telefilms Ltd.                               1,572,700            23,676
                                                                 -------------
                                                                        25,604
                                                                 -------------
------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (0.6%)
  Associated Cement Co., Ltd.                              3                -- @
  Bell Ceramics Ltd.                                   1,600                -- @
  Gujarat Sidhee Cement Ltd.                             200                -- @
  ITW Signode India Ltd.                           1,077,500             1,951
                                                                 -------------
                                                                         1,951
                                                                 -------------
------------------------------------------------------------------------------
CHEMICALS (5.1%)
  Agrevo India Ltd.                                  749,760             7,925
  Ciba Specialty Chemicals (India) Ltd.              165,485               588
  Colour-Chem Ltd.                                    64,602             3,243
  ICI India Ltd.                                     411,678             2,212
  Indian Organic Chemicals Ltd.                           60                -- @
  Jaysynth Dyechem Ltd.                                  500                -- @
  Monsanto Chemicals of India                         99,800             2,383
  Reliance Industries Ltd.                             3,000                 9
  Sudarshan Chemicals Ltd.                           258,852               287
                                                                 -------------
                                                                        16,647
                                                                 -------------
------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (0.0%)
  Hindustan Construction Ltd.                            350                -- @
                                                                 -------------
------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (1.6%)
  NIIT Ltd.                                          104,900             3,380
  Tata Infotech Ltd.                                  54,550             1,841
                                                                 -------------
                                                                         5,221
                                                                 -------------
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (0.0%)
  Asian Electronics Ltd.                               8,050                16
                                                                 -------------
------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS (13.0%)
  Datar Switchgear Ltd.                              215,900               122
  Fujitsu ICIM Ltd.                                  584,865             1,399
  Infosys Technology Ltd.                            649,600            38,420
  Mastek Ltd.                                          1,800                11
  Modi Xerox Ltd.                                  1,077,500             2,376
  Rolta India Ltd.                                     5,000                 8
  S&S Power Switchgear Ltd.                               50                -- @
  Samtel Colour Ltd.                                 756,950               218
  VHEL Industries Ltd.                                   100                -- @
                                                                 -------------
                                                                        42,554
                                                                 -------------
------------------------------------------------------------------------------


                                          5

                                                                         VALUE
                                                      SHARES              (000)
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (14.2%)
  Bharat Heavy Electricals Ltd.                    6,768,500     U.S.$  44,857
  Crompton Greaves Ltd.                                1,500                 1
  Jyoti Structures Ltd.                              167,750               238
  KEC International Ltd.                                 875                 1
  Kirloskar Oil Engine Ltd.                              581                -- @
  Shriram Honda Power Equipment Ltd.                 318,330             1,216
                                                                 -------------
                                                                        46,313
                                                                 -------------
------------------------------------------------------------------------------
ENERGY SOURCES (0.0%)
  Renewable Energy Ltd.                              247,800                15
                                                                 -------------
------------------------------------------------------------------------------
FINANCIAL SERVICES (4.4%)
  Canfin Homes Ltd.                                  922,050               326
  Housing Development Finance Corp., Ltd.            236,132            13,460
  ICICI Ltd. - New                                        30                -- @
  Industrial Finance Corp., (India) Ltd.                 900                -- @
  Sundaram Finance Ltd.                              119,800               453
  UTI-Mastergain                                     350,600                75
  UTI-MasterShares Ltd.                                6,200                 2
                                                                 -------------
                                                                        14,316
                                                                 -------------
------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (0.7%)
  Smithkline Beecham Consumer Health Care Ltd.       208,420             2,358
  Western Hatcheries Ltd.                              1,550                 1
                                                                 -------------
                                                                         2,359
                                                                 -------------
------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.1%)
  Ballarpur Industries Ltd.                              100                -- @
  Paper Products Ltd. - New                          299,900               382
  Pudumjee Pulp & Paper Mills Ltd.                       200                -- @
  Tamilnadu Newsprint & Paper Ltd.                       400                -- @
                                                                 -------------
                                                                           382
                                                                 -------------
------------------------------------------------------------------------------
HEALTH & PERSONAL CARE (10.1%)
  Cheminor Drugs Ltd.                                243,650               913
  Cipla Ltd.                                         318,050             6,465
  Clariant (India) Ltd.                               67,000               370
  Dr. Reddy's Laboratories Ltd.                      299,600             3,486
  E. Merck (India) Ltd.                              406,275             2,866
  Godrej Soaps Ltd.                                      150                -- @
  Hindustan Lever Ltd.                                   292                12
  Hoechst Marion Roussel India Ltd.                  585,200             5,713
  Indian Shaving Products Ltd.                           100                 2
  Lakme Ltd.                                             675                 1
  Marico Industries Ltd.                             283,200             2,037
  Pfizer Ltd.                                            100                 2
  Smithkline Beecham Pharmaceuticals (India) Ltd.    574,690             5,221
  Sun Pharmaceutical Industries Ltd.                 435,700             3,625
  TTK Biomed Ltd.                                    143,700                20
  Unichem Labs Ltd.                                  162,700               882
  Wyeth Lederle Ltd.                                  97,450             1,371
                                                                 -------------
                                                                        32,986
                                                                 -------------
------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS (0.5%)
  Carborundum Universal Ltd.                         493,300               867
  Chicago Pneumatic India Ltd.                       324,940               670
                                                                 -------------
                                                                         1,537
                                                                 -------------
------------------------------------------------------------------------------
LEISURE & TOURISM (0.2%)
  EIH Ltd.                                            62,000               338
  EIH Ltd. GDR                                        50,000               250
  Indian Hotels Co., Ltd.                                 50                -- @
  ITC Hotels Ltd.                                        700                 2
                                                                 -------------
                                                                           590
                                                                 -------------
------------------------------------------------------------------------------
MACHINERY & ENGINEERING (2.6%)
  Advani-Oerlikon Ltd.                                   227                -- @
  Ahmednagar Forgings Ltd.                               100                -- @
  Baharat Earth Movers Ltd.                            1,000                 1
  Cummins India Ltd.                                 398,440             3,611
  Elgi Equipments Ltd.                               107,850               402
  Esab India Ltd.                                    564,850             1,241
  Kabra Extrusion Technik Ltd.                       152,600                65
  Lakshmi Machine Works Ltd.                          19,268               522
  Lakshmi Synthetic Machinery Ltd.                   152,400                50
  Larsen & Toubro Ltd.                                 1,135                 5
  M.M. Forgings Ltd.                                     200                -- @
  Praj Industries Ltd.                               221,600               151
  Revathi-CP Equipment Ltd.                          298,600             2,400
  Thermax Ltd.                                           400                 2
                                                                 -------------
                                                                         8,450
                                                                 -------------
------------------------------------------------------------------------------
MANUFACTURING (0.2%)
  Asahi India Safety Glass Ltd.                      152,300               715
                                                                 -------------
------------------------------------------------------------------------------
METALS -- NON-FERROUS (0.0%)
  Pennar Aluminum Co., Ltd.                              200                -- @
                                                                 -------------
------------------------------------------------------------------------------
METALS -- STEEL (0.0%)
  India Seamless Steel & Alloy Ltd.                   10,500                -- @
  Isibars Ltd.                                       352,200                72
  Tata Iron & Steel Co., Ltd.                            350                 1
  Uttam Galva Steels Ltd.                                100                -- @
                                                                 -------------
                                                                            73
                                                                 -------------
------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.8%)
  Essel Packaging Ltd.                               368,075             1,764
  Flex Industries Ltd.                                    50                -- @
  Titan Industries Ltd.                              651,775               831
                                                                 -------------
                                                                         2,595
                                                                 -------------
------------------------------------------------------------------------------


                                          6

                                                                         VALUE
                                                      SHARES              (000)
------------------------------------------------------------------------------
MULTI-INDUSTRY (3.5%)
  Birla VXL Ltd.                                         100     U.S.$      -- @
  Delta International                                570,000                56
  Novartis India Ltd.                                722,550            10,456
  Rajapalayam Mills                                   17,100               947
                                                                 -------------
                                                                        11,459
                                                                 -------------
------------------------------------------------------------------------------
RECREATION -- OTHER CONSUMER GOODS (0.0%)
  Tube Investments of India Ltd.                         725                 1
  Tube Investments of India Ltd. GDR                 135,133                74
                                                                 -------------
                                                                            75
                                                                 -------------
------------------------------------------------------------------------------
RETAIL -- GENERAL (0.0%)
  Timex Watches Ltd.                                   3,900                 1
                                                                 -------------
------------------------------------------------------------------------------
TEXTILES & APPAREL (2.7%)
  Bata India Ltd.                                  1,073,252             6,086
  Coates of India Ltd.                               238,150               472
  G.T.N. Textiles Ltd.                                   700                 1
  Indo Rama Synthetics Ltd.                              500                -- @
  J.K. Synthetics Ltd.                               358,546                14
  Madura Coates Ltd.                                 379,550               439
  Madura Coates Ltd. (Rights)                             30                -- @
  Mahavir Spinning Mills Ltd.                        491,000               660
  Maral Overseas Ltd.                                650,500               465
  Raymond Ltd.                                           150                -- @
  Shree Rajasthan Syntex Ltd.                             50                -- @
  SRF Ltd.                                           665,119               165
  Vardhaman Polytex Ltd.                               2,400                 2
  Vardhaman Spinning & General Mills Ltd.            373,500               481
  Viral Syntex Ltd.                                  209,200                 4
  Woolworth India Ltd.                                   100                -- @
                                                                 -------------
                                                                         8,789
                                                                 -------------
------------------------------------------------------------------------------
TRANSPORTATION -- ROAD & RAIL (5.6%)
  Container Corp. of India Ltd.                    2,216,500            18,284
                                                                 -------------
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$295,074)                                                  319,983
                                                                 -------------
------------------------------------------------------------------------------


                                                        FACE
                                                      AMOUNT             VALUE
                                                        (000)             (000)
------------------------------------------------------------------------------
FIXED INCOME SECURITIES (0.1%)
------------------------------------------------------------------------------
METALS -- STEEL (0.0%)
  Tata SSL Ltd. - New 14.00% 12/6/02               INR      14   U.S.$      13
                                                                 -------------
------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.1%)
  Garware Plastics & Polyester Ltd. 16.00% 5/1/05          277             375
                                                                 -------------
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S.$661)                                                          388
                                                                 -------------
------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.8%)
  Indian Rupee (Cost U.S.$2,616)                   INR 111,289           2,623
                                                                 -------------
------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.8%)
  (Cost U.S.$298,351)                                                  322,994
                                                                 -------------
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
  Other Assets                                     U.S.$ 8,449
  Liabilities                                           (4,452)          3,997
                                                   -----------   -------------
------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 35,034,992 issued and
     outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                             U.S.$ 326,991
                                                                 -------------
                                                                 -------------
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$    9.33
                                                                 -------------
                                                                 -------------
------------------------------------------------------------------------------

    @  -- Value is less than U.S.$500.
  GDR  -- Global Depositary Receipt
------------------------------------------------------------------------------

                                          7